UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 July 25, 2006

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$865,813

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    37032   798975 SH       SOLE                   795445              3530
                                                              3042    65640 SH       OTHER                   60900              4740
ALLSTATE CORP                  COM              020002101      471     8600 SH       SOLE                     8600
                                                              1642    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    34530   584761 SH       SOLE                   582243              2518
                                                              3303    55944 SH       OTHER                   54158              1786
AMGEN INC                      COM              031162100    29533   452759 SH       SOLE                   450629              2130
                                                              2454    37615 SH       OTHER                   34735              2880
AUTOMATIC DATA                 COM              053015103    34508   760920 SH       SOLE                   757290              3630
                                                              4242    93537 SH       OTHER                   84837              8700
BANK NEW YORK INC              COM              064057102    33736  1047693 SH       SOLE                  1043803              3890
                                                              9916   307938 SH       OTHER                  178238            129700
BARD (C.R.) INC.               COM              067383109    30275   413260 SH       SOLE                   411300              1960
                                                              2543    34715 SH       OTHER                   34515               200
BIOMET INC                     COM              090613100    23533   752080 SH       SOLE                   748170              3910
                                                              1647    52642 SH       OTHER                   51942               700
COCA COLA                      COM              191216100      241     5600 SH       SOLE                     5600
                                                               301     6996 SH       OTHER                    6996
COLGATE PALMOLIVE CO           COM              194162103      527     8800 SH       SOLE                     8800
                                                                30      500 SH       OTHER                     500
COSTCO WHOLESALE CORP NEW      COM              22160K105    37293   652780 SH       SOLE                   650000              2780
                                                              2517    44055 SH       OTHER                   43355               700
DELL INC.                      COM              24702R101    27376  1119217 SH       SOLE                  1113787              5430
                                                              2110    86260 SH       OTHER                   85360               900
EBAY INC                       COM              278642103    28585   975931 SH       SOLE                   971441              4490
                                                              2598    88710 SH       OTHER                   83810              4900
ECOLAB INC                     COM              278865100    31258   770284 SH       SOLE                   766644              3640
                                                              2143    52800 SH       OTHER                   52500               300
EMC CORP-MASS                  COM              268648102    22761  2074860 SH       SOLE                  2064060             10800
                                                              1161   105855 SH       OTHER                  104055              1800
FASTENAL CO                    COM              311900104      383     9500 SH       SOLE                     9500
                                                                81     2000 SH       OTHER                    1200               800
GENERAL ELECTRIC CO            COM              369604103    30109   913497 SH       SOLE                   908472              5025
                                                              2683    81391 SH       OTHER                   80966               425
GENTEX CORP                    COM              371901109    23872  1705120 SH       SOLE                  1697860              7260
                                                              1666   119000 SH       OTHER                  112000              7000
GETTY IMAGES INC COM           COM              374276103    24481   385460 SH       SOLE                   383775              1685
                                                              1912    30105 SH       OTHER                   28905              1200
HARLEY-DAVIDSON INC            COM              412822108    38039   693004 SH       SOLE                   690184              2820
                                                              3429    62475 SH       OTHER                   59075              3400
INTEL CORP                     COM              458140100    29314  1542817 SH       SOLE                  1536567              6250
                                                              4711   247926 SH       OTHER                  216326             31600
JOHNSON & JOHNSON              COM              478160104    31422   524406 SH       SOLE                   522046              2360
                                                              3924    65487 SH       OTHER                   57187              8300
MEDTRONIC INC                  COM              585055106    31052   661816 SH       SOLE                   658816              3000
                                                              2544    54211 SH       OTHER                   53811               400
MERCK & CO INC                 COM              589331107       26      700 SH       SOLE                      700
                                                               182     5000 SH       OTHER                    5000
MGIC INVT CORP WIS             COM              552848103      208     3200 SH       SOLE                     3200
                                                               676    10400 SH       OTHER                   10400
MICROSOFT CORP                 COM              594918104    35694  1531934 SH       SOLE                  1525184              6750
                                                              6236   267635 SH       OTHER                  231835             35800
OMNICOM GROUP INC              COM              681919106    31177   349944 SH       SOLE                   348174              1770
                                                              2091    23470 SH       OTHER                   23270               200
SLM CORPORATION                COM              78442P106    34429   650578 SH       SOLE                   647613              2965
                                                              2684    50720 SH       OTHER                   48920              1800
STATE STREET CORP              COM              857477103    32747   563726 SH       SOLE                   561246              2480
                                                              2333    40166 SH       OTHER                   39966               200
WALGREEN CO COM                COM              931422109    33293   742481 SH       SOLE                   739336              3145
                                                              2811    62685 SH       OTHER                   58885              3800
XTO ENERGY INC COM             COM              98385X106    37309   842768 SH       SOLE                   839128              3640
                                                              2989    67510 SH       OTHER                   66510              1000